Market Risk Benefits - Net Amount at Risk and Weighted Average Attained Age of Contract Holders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Market Risk Benefit [Line Items]
Net amount at risk	$ 584	$ 1,189
Weighted average attained age of contractholders (in years)	72 years 2 months 12 days	72 years 9 months 18 days
Variable Annuities
Market Risk Benefit [Line Items]
Net amount at risk	$ 389	$ 976
Weighted average attained age of contractholders (in years)	74 years 4 months 24 days	74 years 1 month 6 days
Fixed Indexed Annuities
Market Risk Benefit [Line Items]
Net amount at risk	$ 195	$ 213
Weighted average attained age of contractholders (in years)	72 years 4 months 24 days	71 years 9 months 18 days